Inventory (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials and work in progress	$ 1,272,379	$ 3,310,501
Finished goods and merchandise goods	11,509,362	13,336,559
Inventory	$ 12,781,741	$ 16,647,060